Capital Expenditures	6 Months Ended
Jun. 30, 2019
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Capital Expenditures
2.5.5	Capital Expenditures

In accordance with IAS 38, we do not capitalize our research and development expenses until we receive marketing authorization for the applicable product candidate. Research and development expenditures incurred during the interim period were accounted for as operating expenses.